Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 754,308	$ 115,603	¥ 312,058
Short-term investments	18,743	2,872	4,200
Prepayments and other current assets	42,418	6,501	24,095
Total current assets	815,469	124,976	340,353
Property, equipment and software, net	119,083	18,250	48,323
Other non-current assets	30,398	4,658	23,541
TOTAL ASSETS	964,950	147,884	412,217
Current liabilities:
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB7,886 and RMB11,157 as of December 31, 2019 and 2020, respectively)	42,401	6,498	18,166
Short-term borrowings (including accruals and short-term borrowings of the consolidated VIEs without recourse to the Company of nil and RMB49,990 as of December 31, 2019 and 2020, respectively)	49,990	7,661	0
Current portion of long-term borrowings (including accruals and current portion of long-term borrowings of the consolidated VIEs without recourse to the Company of nil and RMB970 as of December 31, 2019 and 2020, respectively)	970	149	0
Total current liabilities	93,361	14,308	18,166
Convertible loans (including convertible loans of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	0	0	138,695
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of nil and RMB51,926 as of December 31, 2019 and 2020, respectively)	51,926	7,958	0
TOTAL LIABILITIES	145,287	22,266	156,861
Commitments and Contingencies
Mezzanine equity:
Total mezzanine equity	1,407,536	215,714	547,843
Shareholders' deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 99,044,776 and 99,044,776 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	68	10	68
Additional paid-in capital	0	0	0
Accumulated other comprehensive loss	(23,912)	(3,665)	(3,159)
Accumulated deficit	(564,029)	(86,441)	(289,396)
Total shareholders' deficit	(587,873)	(90,096)	(292,487)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	964,950	147,884	412,217
Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	110,468	16,930	82,334
Series B One Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	142,481	21,836	0
Series B Two Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	495,799	75,985	465,509
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Total mezzanine equity	¥ 658,788	$ 100,963	¥ 0